Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$835,220.17

Principal:
Principal Collections	$11,957,644.94
Prepayments in Full	$5,239,391.26
Liquidation Proceeds	$150,057.58
Recoveries	$121,940.90
Sub Total	$17,469,034.68
Collections	$18,304,254.85

Purchase Amounts:
Purchase Amounts Related to Principal	$115,406.03
Purchase Amounts Related to Interest	$365.52
Sub Total	$115,771.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,420,026.40

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,420,026.40
Servicing Fee	$239,371.95	$239,371.95	$0.00	$0.00	$18,180,654.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,180,654.45
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,180,654.45
Interest - Class A-3 Notes	$47,263.08	$47,263.08	$0.00	$0.00	$18,133,391.37
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$18,012,170.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,012,170.70
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$17,944,288.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,944,288.03
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$17,892,986.78
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,892,986.78
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$17,831,162.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,831,162.20
Regular Principal Payment	$16,834,012.67	$16,834,012.67	$0.00	$0.00	$997,149.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$997,149.53
Residual Released to Depositor	$0.00	$997,149.53	$0.00	$0.00	$0.00
Total		$18,420,026.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,834,012.67
Total					$16,834,012.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,834,012.67	$36.24	$47,263.08	$0.10	$16,881,275.75	$36.34
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$16,834,012.67	$10.45	$349,492.25	$0.22	$17,183,504.92	$10.67

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$63,017,439.97	0.1356673	$46,183,427.30	0.0994261
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$275,957,439.97	0.1713766	$259,123,427.30	0.1609222

Pool Information
Weighted Average APR	3.754%	3.758%
Weighted Average Remaining Term	27.01	26.25
Number of Receivables Outstanding	27,193	26,177
Pool Balance	$287,246,336.04	$269,556,930.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$275,957,439.97	$259,123,427.30
Pool Factor	0.1742813	0.1635486

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$10,433,502.89
Targeted Overcollateralization Amount	$10,433,502.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,433,502.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		128	$226,906.04
(Recoveries)		126	$121,940.90
Net Loss for Current Collection Period			$104,965.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4385%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5362%
Second Prior Collection Period			1.0990%
Prior Collection Period			1.1953%
Current Collection Period			0.4524%
Four Month Average (Current and Prior Three Collection Periods)			0.8207%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,727	$10,840,444.22
(Cumulative Recoveries)			$1,751,930.79
Cumulative Net Loss for All Collection Periods			$9,088,513.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5514%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,892.87
Average Net Loss for Receivables that have experienced a Realized Loss			$1,586.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.06%	406	$5,542,767.19
61-90 Days Delinquent	0.24%	39	$640,450.99
91-120 Days Delinquent	0.04%	6	$113,455.21
Over 120 Days Delinquent	0.28%	49	$749,501.00
Total Delinquent Receivables	2.61%	500	$7,046,174.39

Repossession Inventory:
Repossessed in the Current Collection Period		12	$150,147.10
Total Repossessed Inventory		25	$392,807.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4024%
Prior Collection Period			0.3751%
Current Collection Period			0.3591%
Three Month Average			0.3788%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer